Note 4 - Components of Working Capital Accounts	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
4.	Components of working capital accounts

	December 31, 2016	December 31, 2015

Inventories
Work-in-progress	$15,529	$6,465
Finished goods	6,071	5,489
Supplies and other	8,112	4,201

	$29,712	$16,155

Accrued liabilities
Accrued payroll and benefits	$60,546	$45,690
Value appreciation plans	12,467	7,110
Customer advances	501	243
Other	37,094	24,857

	$110,608	$77,900